                                      LOGO
                                 OF MARKETWATCH

                               SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                                  MAY 31, 1997

                ----------------------------------------------

               CENTRAL FIDELITY NATIONAL BANK, INVESTMENT ADVISER

                              BISYS FUND SERVICES
                                  Distributor

Table of Contents

--------------------------------------------------------------------------------
MarketWatch Funds                                                   May 31, 1997

           Letter to Shareholders........................   3
           Performance Report............................   6
           Statements of Assets and Liabilities..........  11
           Statements of Operations......................  12
           Statements of Changes in Net Assets...........  13
           Schedules of Portfolio Investments............  15
           Notes to Financial Statements.................  23
           Financial Highlights..........................  27

MESSAGE FROM THE CHAIRMAN

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997
DEAR SHAREHOLDERS:

We're pleased to report that the six months ended May 31, 1997, were rewarding ones for the financial markets and for our investors. While stocks did take a brief and deep stumble when the Federal Reserve raised interest rates in March, they bounced back quickly--and then, rocketed higher on news of strong first-quarter profits. The same news, however, made the environment a bit more challenging in the fixed- income markets. Despite the lack of hard evidence that inflationary pressures were growing, fear of inflation kept investors on edge and the markets relatively volatile. Nevertheless, while the ride was rough at times, bonds also advanced over the period.

Throughout the period, too, the volatility of the markets seemed to have little effect on investors, who continued to invest in mutual funds at a breakneck pace. We're pleased to say that many chose to invest in the MarketWatch Funds. During the six months ended May 31, 1997, assets under management in the Equity Fund grew by 51%, increasing from $186 million to $280 million. Assets under management in the MarketWatch Intermediate Fixed Income Fund grew by 121%, from $43 million to $95 million over the same period. Total assets under management grew by 59.6%. A substantial part of the growth can be attributed to a $149 million investment in the MarketWatch Funds from the Central Fidelity Bank's trust department. The growth of total assets under management, excluding the trust department investment, was 12.4%.

WHERE DO WE GO FROM HERE?
Historically, the U.S. economy has run out of steam after four or five years of expansion. This time, however, things appear to be very different. Moving into the eighth year of this expansion, first-quarter GDP was reported at an exceedingly strong 5.6% annual rate; the unemployment rate has fallen to a 23-year low; and the inflationary environment is benign. All of which underscores the optimistic message we've preached for the last several years: the fundamentals of the economy are strong, and we believe that it will remain strong for the foreseeable future.

 SHARES OF THE FUNDS
 . ARE NOT FDIC INSURED
 . ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, CENTRAL FIDELITY NATIONAL BANK
 . ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

MESSAGE FROM THE CHAIRMAN

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

This does not mean, however, that the business cycle has been repealed. One day, the U.S. economy will again experience a recession. But chances of that happening this year we feel are extraordinarily remote. And, as long as the Federal Reserve does not become irrationally exuberant about raising interest rates, we have a very good chance of getting through 1998 without a recession as well.

Key to this economic outlook, of course, is the financial health of consumers, who account for two-thirds of all economic activity--and clearly, consumers are in very good shape indeed. Personal income is growing at a 3% annual rate. Over 2.5 million jobs were created in the past year alone, and recent surveys indicate that companies are planning to do more hiring this year. Finally, consumer confidence is near an eight-year high--which was underscored by their spending, which grew at a 6% annual rate in the first quarter.

UNFOUNDED WORRIES
At the same time, many are worried about consumer debt levels, which are high and growing higher. Contrary to popular opinion, however, this debt burden in itself will not cause the economy to falter or contract. It will simply cause long-term growth to be slower than it would be without debt.

Inflation is also a concern to some. But here it is important to remember that history proves economic growth alone does not cause inflation. Rather, inflation results from too much money chasing too few goods. Given the Federal Reserve's restrictive policies, we do not have too much money. In fact, over the past six months, bank reserves have declined at the sharpest rate in history. We also do not have too few goods--approximately 1.6% of first-quarter GDP growth was due to inventory accumulation. Obviously, the U.S. economy is having no problem producing goods to meet demand.

Moreover, as we saw in March, the Federal Reserve is adamant about containing inflationary pressures. Given their willingness to make a pre-emptive move in a non-inflationary environment, we believe Mr. Greenspan and his colleagues will be successful in preventing a possible resurgence of inflation.

TURNING TO THE MARKETS
From a long-term perspective, all of this news is very good for the financial markets and for investors. In the short-term, however, there are several reasons for caution. After the spectacular advances of the past several months, valuations in the stock market are high. At this point, a correction would not be all that

MESSAGE FROM THE CHAIRMAN

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997
surprising--and could materialize very swiftly. But, because we are optimistic about the long-term prospects for stocks, we believe that any moment of weakness or sudden correction should be viewed as a buying opportunity rather than the start of a bear market.

This is also time for caution in the fixed-income markets. Long term, our economy is in a multi-year downward trend in interest rates and inflation. But, in the short term, while there are few signs of inflation, commodity prices have been rising, and this bears watching. Moreover, as we've noted, the Federal Reserve is quite willing to stamp out any spark of inflationary pressure by raising interest rates. Another rate hike would not be completely out of character before even the Federal Reserve is forced to realize that inflation is not a major threat to the economy's long-term prosperity.

Consequently, while we are very optimistic about both the stock and bond markets' long-term prospects, they are just that; long-term prospects. Historically, the markets have generated rewarding returns for people with long-term time horizons (horizons of ten years or longer) who can weather the markets' inherent volatility.

IN CLOSING . . .
Finally, we thank you for your continued confidence in us, and we look forward to providing you with investment management that will serve your needs now and in the future. If you would like a prospectus, have any questions, or require any assistance, please do not hesitate to call us at 1-800-232-9091.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
Chairman, MarketWatch Funds

/s/ Paul P. Baran

Paul P. Baran
Senior Vice President and Chief Investment Officer
Central Fidelity National Bank

PERFORMANCE REPORT

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997
THE MARKETWATCH EQUITY FUND
The six months ended May 31, 1997, were profitable ones for the market and for the Fund--but the spectacular gains of the period did not come without some pain and quite a bit of volatility. After storming out of the gate in January, stocks dropped 10% in late March and early April when several highly visible market leaders posted disappointing earnings.

PROFITING ON WEAKNESS
Within days, however, it became clear that these reports were not harbingers of more disappointment to come. Overall, in fact, news on the corporate earnings front was quite good. Moreover, evidence of inflationary pressure continued to elude even the sharpest eyes. Stocks quickly rebounded--and rocketed to new highs.

Given our optimistic outlook for the market long term, we moved quickly in March and April to capitalize on several attractive buying opportunities the correction created. When the market snapped back, the Fund benefited handsomely. As a result, we're pleased to report that the Fund performed very strongly during the period.

CONSERVATIVELY BULLISH
After eight moves of more than 100 points in the Dow in the weeks just past, we are approaching the market more cautiously. Yet we remain optimistic. The economy is fundamentally sound, with little inflationary pressure. Corporate earnings are strong and should continue to be in the near future. Still, given the heady levels of stock prices, a sudden drop would not be all that surprising. We would view such a decline as a buying opportunity. If one should materialize in the months ahead, we will once again move quickly to take advantage of the situation.

In selecting investments for the Fund, we continue to focus on companies with businesses truly international in scope, domestic companies with a dominant position in a proven niche, and financial and recreational companies serving the aging baby-boomer population. In addition, given its long-term growth prospects, we continue to maintain a healthy position in the telecommunications sector.

As of May 31, 1997, the Fund's top five holdings were Intel (3.2%), Compaq (2.5%), General Electric (2.4%), Schering Plough (2.3%) and Philip Morris (2.2%)./1/

/1/The Fund's composition is subject to change.

PERFORMANCE REPORT

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997


           Equity Fund
  Value of a $10,000 Investment

              Equity     Equity
               Fund       Fund
Date          (Load)    (No Load)
 1/29/93       9,551     10,000
11/30/93       9,878     10,342
11/30/94       9,654     10,108
11/30/95      12,897     13,504
11/30/96      16,779     17,563
 5/31/97      18,973     19,865

             Average Annual Total Return

Period                                        Since
 Ended        6 Month   1 Year    3 Year    Inception
5/31/97                                     (1/29/93)
Load*          8.01%    23.81%    22.79%     15.90%
No Load       13.07%    29.66%    24.68%     17.14%

Period                                        Since
 Ended                  1 Year    3 Year    Inception
6/30/97                                     (1/29/93)
Load*                   28.05%    25.63%     16.83%
No Load                 34.11%    27.56%     18.05%

*Reflects the maximum 4.50% sales charge.
-----------------------------------------------------

Past performance is not indicative of future results. The value of shares in the MarketWatch Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

THE MARKETWATCH INTERMEDIATE FIXED INCOME FUND
The fixed-income markets were choppy during the six months ended May 31, 1997. Evidence that the expansion of the economy was causing inflationary pressures to increase were in short supply but the growth of the economy alone was enough to keep investors on edge, anticipating that the Federal Reserve would move shortly to increase rates. And act it did in early spring with a rate increase.

Conservatively positioned with maturities near or at the industry average throughout much of the period, the Fund's performance was not dramatically impacted. For the six months ended May 31, 1997, the Fund posted returns in line with its industry benchmark.

DON'T FIGHT THE FED
Currently, indicators in the CFNB Liquidity Composite suggest that we may see rates trend slightly higher in the months ahead. At the same time, however, it's important for investors to remember that the United States is in a multi-year secular downtrend in both interest rates and inflation. By the end of the decade, we expect interest rates at much lower levels. Moreover, contrary to conventional wisdom, economic growth does not cause inflation--too much money chasing too few goods does. That is not the case today.

Nevertheless, it appears that Mr. Greenspan is determined to quell whatever inflationary pressures might exist, and we may see the Federal Reserve move again soon. Later in the year, as stronger evidence of slower growth materializes, we expect that the Federal Reserve will acknowledge that inflation is not problematic.

PERFORMANCE REPORT

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

In the interim, however, the markets may be somewhat volatile--and, given the circumstances, this is not a time to make any large bet on the direction of interest rates. As a result, we continue to approach the fixed-income markets cautiously, and we expect to hold the portfolio's average maturity at or very near the industry's benchmark.

As of May 31, 1997, the average maturity of the MarketWatch Intermediate Fixed Income Fund was 9.1 years. The average credit quality of the portfolio was AAA./1/

/1/The Fund's composition is subject to change.

        Intermediate Fixed Income Fund
        Value of a $10,000 Investment

              Intermediate        Intermediate
                 Fixed               Fixed
              Income Fund         Income Fund
Date             (Load)            (No Load)
 1/29/93          9,551              10,000
11/30/93         10,047              10,519
11/30/94          9,694              10,150
11/30/95         11,094              11,616
11/30/96         11,589              12,133
 5/31/97         11,548              19,090

             Average Annual Total Return

Period                                        Since
 Ended        6 Month   1 Year    3 Year    Inception
5/31/97                                     (1/29/93)
Load*         -4.85%     1.54%     4.51%      3.37%
No Load       -0.36%     6.30%     6.14%      4.47%

Period                                        Since
 Ended                  1 Year    3 Year    Inception
6/30/97                                     (1/29/93)
Load*                    1.67%     4.95%      3.58%
No Load                  6.41%     6.59%      4.66%

*Reflects the maximum 4.50% sales charge.
-----------------------------------------------------

Past performance is not indicative of future results. The value of shares in the MarketWatch Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

THE MARKETWATCH VIRGINIA MUNICIPAL BOND FUND
Like all sectors of the fixed-income market during the six months ended May 31, 1997, the municipal markets were jumpy as investors anticipated an increase in interest rates. Unlike other sectors, however, the continued tight supply of securities--particularly high-quality securities--dampened volatility. As a result, the period was a relatively quiet one in the municipal markets, and prices did not move significantly in either direction.

Throughout the period, the Fund was positioned conservatively with its average maturities closely aligned with industry averages. Moreover, whenever opportunities arose to enhance yields, without compromising quality, we moved as quickly as possible to capitalize on them. As a result, we're pleased to report that, in what was a relatively lackluster period in the municipal markets, the MarketWatch Virginia Municipal Bond Fund posted a positive return and performed in line with its peers.

PERFORMANCE REPORT

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

GROWING DEMAND, DWINDLING SUPPLY
We expect to see a lack of supply continue to dampen volatility in the municipal markets for some time to come. Given taxpayers' resistance, municipalities are reluctant to suggest new issues. Moreover, as baby boomers move closer to retirement age, their interest in municipal securities-- particularly high-quality issues like those from Virginia--can only be expected to increase.

Consequently, while the tax-free securities may not offer investors the same level of excitement that the taxable issues can provide, we are optimistic about their prospects in the months ahead. As interest rates rise and fall, prices in the municipal market should remain relatively stable.

As a result, we anticipate no major changes in the portfolio's credit or maturity structure in the near term. At the period's end, the MarketWatch Virginia Municipal Bond Fund was well diversified, with no more than 10% of its assets invested in securities issued by one county. All securities held were rated A or better. The average maturity of the portfolio's holdings was
8.52 years./1/

/1/The Fund's composition is subject to change.

       Virginia Municipal Bond Fund
       Value of a $10,000 Investment

              Virginia            Virginia
              Municipal           Municipal
              Bond Fund           Bond Fund
Date           (Load)             (No Load)
  2/1/93        9,551              10,000
11/30/93       10,108              10,584
11/30/94        9,585              10,036
11/30/95       10,907              11,420
11/30/96       11,289              11,820
 5/31/97       11,405              11,942

             Average Annual Total Return

Period                                        Since
 Ended        6 Month   1 Year    3 Year    Inception
5/31/97                                     (2/1/93)
Load*         -3.53%     1.85%     3.63%      3.08%
No Load        1.03%     6.61%     5.23%      4.18%

Period                                        Since
 Ended                  1 Year    3 Year    Inception
6/30/97                                     (2/1/93)
Load*                    1.78%     4.16%      3.24%
No Load                  6.61%     5.79%      4.32%

*Reflects the maximum 4.50% sales charge.
-----------------------------------------------------

Past performance is not indicative of future results. The value of shares in the MarketWatch Funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Income may be subject to the Federal AMT.

THE MARKETWATCH MONEY MARKET FUND
Uncertainty dominated the atmosphere in the money markets during the six months ended May 31, 1997, as statistics indicated that the economy was growing at a pace somewhat faster than the Federal Reserve deemed optimal. As a result, investors spent much of the period on edge, waiting for a rate hike. But when the Federal Reserve did move in the spring, the hike was small--and only sparked more speculation about what the Federal Reserve might do next.

PERFORMANCE REPORT

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

During the period, however, our indicators did not signal that inflation was about to ignite, or that the economy was superheating. As a result, we made no attempt to predict Federal Reserve action. Nor did we try to anticipate each twist and turn in the direction of interest rates. The portfolio was neutrally positioned, with the average maturity of the portfolio ranging between 30 and 40 days throughout the period. At the end of the period, the average maturity of the portfolio's holdings was 36 days./1/

We believe the markets will continue to be rather choppy until evidence solid enough to convince even the Federal Reserve that the economy is slowing appears sometime later this year. Consequently, we expect to maintain a neutral positioning for the foreseeable future.
/1/The Fund's composition is subject to change.

Performance data represents past performance and is not indicative of future performance. An investment in the MarketWatch Money Market Fund is neither insured nor guaranteed by the U.S. Government or any government agency. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

For more complete information, including charges and expenses, call 1-800-232-9091 for a prospectus, which you should read carefully before you invest or send money.

The MarketWatch Funds are distributed by BISYS Fund Services.

 SHARES OF THE FUNDS
 . ARE NOT FDIC INSURED
 . ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, CENTRAL FIDELITY NATIONAL BANK
 . ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

Statements of Assets and Liabilities                                 (Unaudited)

--------------------------------------------------------------------------------
MarketWatch Funds                                                   May 31, 1997

                                                       Intermediate     Virginia
                         Money Market       Equity     Fixed Income  Municipal Bond
                             Fund            Fund          Fund           Fund
                         ------------    ------------  ------------  --------------
ASSETS:
Investments, at value... $ 9,616,222     $279,136,313  $94,472,474    $113,295,535
Repurchase agreements,
 at cost................   5,907,336               --           --              --
                         -----------     ------------  -----------    ------------
Total Investments, at
 value (Total cost
 $15,523,558;
 $171,712,954;
 $93,347,304;
 $110,270,130)..........  15,523,558      279,136,313   94,472,474     113,295,535
Interest and dividends
 receivable.............      28,564          583,813    1,155,183       2,024,550
Receivable for capital
 shares sold............      44,086          145,407       57,411              --
Prepaid expenses and
 other assets...........       9,916           10,964        3,569           5,789
                         -----------     ------------  -----------    ------------
  Total Assets..........  15,606,124      279,876,497   95,688,637     115,325,874
                         -----------     ------------  -----------    ------------
LIABILITIES:
Dividends payable.......      64,236               --           --              --
Accrued expenses and
 other payables:
 Investment advisory
  fees..................          --          173,278       39,509          38,499
 Administration fees....         255            4,597        1,564           1,889
 Distribution and
  services fees.........          --           57,943       20,273          24,290
 Accounting and transfer
  agent fees............       2,851           24,587        8,223           8,348
 Legal and audit fees...       2,749           23,048        7,530           9,878
 Printing fees..........         875           18,744        6,577           9,161
 Other..................          95            6,444        2,359           2,859
                         -----------     ------------  -----------    ------------
  Total Liabilities.....      71,061          308,641       86,035          94,924
                         -----------     ------------  -----------    ------------
NET ASSETS:
Capital.................  15,535,562      165,836,564   97,890,744     114,590,192
Undistributed net
 investment income......          --           80,879      236,324         228,886
Net unrealized
 appreciation
 (depreciation) from
 investments............          --      107,423,359    1,125,170       3,025,405
Accumulated
 undistributed net
 realized gains (losses)
 from investment
 transactions...........        (499)       6,227,054   (3,649,636)     (2,613,533)
                         -----------     ------------  -----------    ------------
  Net Assets............ $15,535,063     $279,567,856  $95,602,602    $115,230,950
                         ===========     ============  ===========    ============
Outstanding units of
 beneficial interest
 (shares)...............  15,535,562       15,375,257    9,902,706      11,485,983
                         ===========     ============  ===========    ============
Net asset value--
 redemption price per
 share ................. $      1.00     $      18.18  $      9.65    $      10.03
                         ===========     ============  ===========    ============
Maximum Sales Charge....                         4.50%        4.50%           4.50%
                                         ------------  -----------    ------------
Maximum Offering Price
 (100%/(100%--Maximum
 Sales Charge) of net
 asset value adjusted to
 nearest cent) per
 share.................. $      1.00(a)  $      19.04  $     10.10    $      10.50
                         ===========     ============  ===========    ============

------
(a) Offering price and redemption price are the same for the Money Market Fund.

See notes to financial statements.

Statements of Operations                                             (Unaudited)

--------------------------------------------------------------------------------
MarketWatch Funds                          For The Six Months Ended May 31, 1997

                                                       Intermediate    Virginia
                             Money Market   Equity     Fixed Income Municipal Bond
                                 Fund        Fund          Fund          Fund
                             ------------ -----------  ------------ --------------
INVESTMENT INCOME:
Interest income............    $362,139   $        --   $3,394,428    $3,729,341
Dividend income (a)........      11,738     2,684,338       45,648        38,204
                               --------   -----------   ----------    ----------
  Total Income.............     373,877     2,684,338    3,440,076     3,767,545
                               --------   -----------   ----------    ----------
EXPENSES:
Investment advisory fees...      35,753     1,218,252      330,161       402,111
Administration fees........      14,302       244,805       90,952       111,010
Distribution and services
 fees......................      17,877       306,007      113,690       138,763
Custodian and accounting
 fees......................      16,554        62,951       26,993        38,641
Legal and audit fees.......       3,079        43,392       15,739        19,313
Registration and filing
 fees......................       2,706         6,928        3,260         7,042
Trustees' fees and
 expenses..................         467         6,774        2,252         2,941
Transfer agent fees........       7,372        52,407       13,600        14,689
Printing costs.............       3,969        20,998        8,166        11,143
Other......................         418         4,683        1,239         2,099
                               --------   -----------   ----------    ----------
  Total Expenses before
   reimbursements/voluntary
   reductions..............     102,497     1,967,197      606,052       747,752
  Expenses voluntarily
   reduced.................     (58,636)     (365,764)    (129,817)     (212,506)
  Expenses reimbursed......     (20,979)       (1,651)        (721)           --
                               --------   -----------   ----------    ----------
    Total Expenses.........      22,882     1,599,782      475,514       535,246
                               --------   -----------   ----------    ----------
Net Investment Income......     350,995     1,084,556    2,964,562     3,232,299
                               --------   -----------   ----------    ----------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment
 transactions..............          --     6,227,054     (461,410)      (83,977)
Net change in unrealized
 appreciation
 (depreciation) from
 investments...............          --    46,580,693     (300,522)      786,704
                               --------   -----------   ----------    ----------
Net realized/unrealized
 gains (losses) from
 investments...............          --    52,807,747     (761,932)      702,727
                               --------   -----------   ----------    ----------
Change in net assets
 resulting from operations.    $350,995   $53,892,303   $2,202,630    $3,935,026
                               ========   ===========   ==========    ==========

------
(a) Dividend income for the Money Market Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund is from investments in investment companies.

See notes to financial statements.

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
MarketWatch Funds                                                   May 31, 1997

                               Money Market Fund              Equity Fund
                           --------------------------  --------------------------
                           For the Six    Year Ended   For the Six    Year Ended
                           Months Ended  November 30,  Months Ended  November 30,
                           May 31, 1997      1996      May 31, 1997      1996
                           ------------  ------------  ------------  ------------
                           (Unaudited)                 (Unaudited)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income...  $   350,995   $   679,368   $  1,084,556  $  1,496,484
 Net realized gains
  (losses) from
  investment
  transactions...........           --            --      6,227,054     2,918,533
 Net change in unrealized
  appreciation
  (depreciation) from
  investments............           --            --     46,580,693    35,081,554
                           -----------   -----------   ------------  ------------
Change in net assets
 resulting from
 operations..............      350,995       679,368     53,892,303    39,496,571
                           -----------   -----------   ------------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income.................     (350,995)     (679,368)    (1,062,803)   (1,477,216)
 From net realized gains.           --            --     (2,918,533)   (1,296,123)
                           -----------   -----------   ------------  ------------
Change in net assets from
 shareholder
 distributions...........     (350,995)     (679,368)    (3,981,336)   (2,773,339)
                           -----------   -----------   ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued.................    2,850,881     5,480,663     58,077,989    43,421,296
 Dividends reinvested....       29,810        52,170      2,336,234     1,889,082
 Cost of shares redeemed.   (1,066,692)   (5,256,611)   (16,904,603)  (15,370,717)
                           -----------   -----------   ------------  ------------
Change in net assets from
 capital transactions....    1,813,999       276,222     43,509,620    29,939,661
                           -----------   -----------   ------------  ------------
Change in net assets.....    1,813,999       276,222     93,420,587    66,662,893
NET ASSETS:
 Beginning of period.....   13,721,064    13,444,842    186,147,269   119,484,376
                           -----------   -----------   ------------  ------------
 End of period...........  $15,535,063   $13,721,064   $279,567,856  $186,147,269
                           ===========   ===========   ============  ============
SHARE TRANSACTIONS:
 Issued..................    2,850,881     5,480,663      4,889,527     3,015,102
 Reinvested..............       29,810        52,170        148,716       138,705
 Redeemed................   (1,066,692)   (5,256,611)    (1,005,757)   (1,090,354)
                           -----------   -----------   ------------  ------------
Change in shares.........    1,813,999       276,222      4,032,486     2,063,453
                           ===========   ===========   ============  ============

See notes to financial statements.

--------------------------------------------------------------------------------
MarketWatch Funds                                                   May 31, 1997

                              Intermediate Fixed          Virginia Municipal
                                  Income Fund                  Bond Fund
                           --------------------------  --------------------------
                           For the Six    Year Ended   For the Six    Year Ended
                           Months Ended  November 30,  Months Ended  November 30,
                           May 31, 1997      1996      May 31, 1997      1996
                           ------------  ------------  ------------  ------------
                           (Unaudited)                 (Unaudited)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income...  $ 2,964,562   $  2,191,972  $  3,232,299  $ 2,862,711
 Net realized gains
  (losses) from
  investment
  transactions...........     (461,410)      (186,030)      (83,977)    (484,528)
 Net change in unrealized
  appreciation
  (depreciation) from
  investments............     (300,522)      (171,875)      786,704      (26,190)
                           -----------   ------------  ------------  -----------
Change in net assets
 resulting from
 operations..............    2,202,630      1,834,067     3,935,026    2,351,993
                           -----------   ------------  ------------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income.................   (2,798,144)    (2,177,940)   (3,100,855)  (2,839,431)
                           -----------   ------------  ------------  -----------
Change in net assets from
 shareholder
 distributions...........   (2,798,144)    (2,177,940)   (3,100,855)  (2,839,431)
                           -----------   ------------  ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued.................   62,548,859     18,749,468    52,303,716   24,157,092
 Dividends reinvested....      179,993        467,716       177,405      330,581
 Cost of shares redeemed.   (9,807,865)   (11,392,112)   (8,462,743)  (7,663,274)
                           -----------   ------------  ------------  -----------
Change in net assets from
 capital transactions....   52,920,987      7,825,072    44,018,378   16,824,399
                           -----------   ------------  ------------  -----------
Change in net assets.....   52,325,473      7,481,199    44,852,549   16,336,961
NET ASSETS:
 Beginning of period.....   43,277,129     35,795,930    70,378,401   54,041,440
                           -----------   ------------  ------------  -----------
 End of period...........  $95,602,602   $ 43,277,129  $115,230,950  $70,378,401
                           ===========   ============  ============  ===========
SHARE TRANSACTIONS:
 Issued..................    6,552,267      1,897,219     5,388,761    2,390,140
 Reinvested..............       18,648         47,695        17,806       33,003
 Redeemed................   (1,015,473)    (1,153,262)     (851,446)    (762,211)
                           -----------   ------------  ------------  -----------
Change in shares.........    5,555,442        791,652     4,555,121    1,660,932
                           ===========   ============  ============  ===========

See notes to financial statements.

Schedule of Investments                                              (Unaudited)
--------------------------------------------------------------------------------
MarketWatch Money Market Fund                                       May 31, 1997

 Principal                         Security                           Amortized
   Amount                         Description                           Cost
 ---------  ------------------------------------------------------   -----------
 U.S. TREASURY BILLS (59.2%):
 $1,000,000 6/5/97................................................   $   999,431
  1,250,000 6/12/97...............................................     1,248,052
  1,025,000 6/19/97...............................................     1,022,417
  1,250,000 6/26/97...............................................     1,245,489
  1,250,000 7/3/97................................................     1,244,350
  1,250,000 7/24/97...............................................     1,240,578
  1,000,000 9/18/97...............................................       983,998
  1,250,000 11/28/97..............................................     1,217,344
                                                                     -----------
  Total U.S. Treasury Bills                                            9,201,659
                                                                     -----------
 INVESTMENT COMPANIES (2.7%):
    414,563 Dreyfus Treasury Prime Cash Management Fund...........       414,563
                                                                     -----------
  Total Investment Companies                                             414,563
                                                                     -----------

 Principal                        Security                          Amortized
   Amount                        Description                          Cost
 ---------  ----------------------------------------------------   -----------
 REPURCHASE AGREEMENTS (38.0%):
 $1,867,490 J.P. Morgan, 5.53%*, 6/2/97 (Collateralized by
             $1,962,000 U.S. Treasury Bills, 0.00%, 11/20/97,
             market value-- $1,912,642).........................   $ 1,867,490
  2,990,926 Lehman Brothers, 5.40%*, 6/2/97 (Collateralized by
             $2,895,000 U.S. Treasury Bonds, 7.88%, 11/15/07,
             market value-- $3,066,239).........................     2,990,926
  1,048,920 Morgan Stanley, 5.40%*, 6/2/97 (Collateralized by
             $1,050,000 U.S. Treasury Notes, 6.00%, 5/31/98,
             market value-- $1,081,942).........................     1,048,920
                                                                   -----------
  Total Repurchase Agreements                                        5,907,336
                                                                   -----------
  Total (Cost--$15,523,558)(a)                                     $15,523,558
                                                                   ===========

------
Percentages indicated are based on net assets of $15,535,063.
  * Variable rate security. Interest rate is as of May 31, 1997
(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

Schedule of Investments                                              (Unaudited)
--------------------------------------------------------------------------------
MarketWatch Equity Fund                                             May 31, 1997

                                  Security
  Shares                         Description                        Market Value
  ------   ------------------------------------------------------   ------------
 COMMON STOCKS (99.3%):
 Aircraft Engines & Engine Parts (1.6%):
    57,000 Allied Signal, Inc. ..................................   $  4,374,750
                                                                    ------------
 Airlines (1.0%):
   110,000 Atlantic Southeast Airlines, Inc. ....................      2,873,750
                                                                    ------------
 Apparel Manufacturing (0.3%):
    20,000 Tommy Hilfiger Corp. (b)..............................        890,000
                                                                    ------------
 Automotive (1.8%):
    90,000 General Motors........................................      5,152,500
                                                                    ------------
 Banking (3.7%):
    50,000 Banc One Corp. .......................................      2,162,500
    34,000 Bank of New York Co., Inc. ...........................      1,449,250
    50,000 Norwest Corp. ........................................      2,675,000
    90,000 State Street Boston Corp. ............................      4,016,250
                                                                    ------------
                                                                      10,303,000
                                                                    ------------
 Beverages (3.5%):
   110,000 Anheuser-Busch Cos., Inc. ............................      4,716,250
   140,000 PepsiCo, Inc. ........................................      5,145,000
                                                                    ------------
                                                                       9,861,250
                                                                    ------------
 Chemicals (3.5%):
    34,000 Dow Chemical Co. .....................................      2,834,750
    38,000 E. I. du Pont de Nemours..............................      4,137,250
    50,000 PPG Industries........................................      2,906,250
                                                                    ------------
                                                                       9,878,250
                                                                    ------------
 Computer Software (1.2%):
   105,000 Sun Microsystems, Inc. (b)............................      3,386,250
                                                                    ------------
 Computers (1.1%):
    45,000 Gateway 2000, Inc. (b)................................      2,986,875
                                                                    ------------
 Construction (1.6%):
    45,900 Caterpillar...........................................      4,480,987
                                                                    ------------
 Consumer Goods & Services (4.9%):
    84,000 Colgate Palmolive Co. ................................      5,208,000
    85,000 Goodyear Tire Co. ....................................      4,972,500
   180,000 Sturm, Ruger & Co., Inc. .............................      3,397,500
                                                                    ------------
                                                                      13,578,000
                                                                    ------------
 Defense (3.6%):
    61,000 Lockheed Martin Corp. ................................      5,711,125
    89,600 Raytheon Co. .........................................      4,278,400
                                                                    ------------
                                                                       9,989,525
                                                                    ------------

                                  Security
  Shares                         Description                        Market Value
  ------   ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Electrical & Electronic (5.7%):
    65,000 Compaq Computer Corp. (b).............................   $  7,036,250
    58,500 Intel Corp. ..........................................      8,862,750
                                                                    ------------
                                                                      15,899,000
                                                                    ------------
 Electrical Equipment (2.4%):
   109,700 General Electric Co. .................................      6,623,138
                                                                    ------------
 Entertainment (3.1%):
   170,000 Callaway Golf Co. ....................................      5,482,500
    85,000 Carnival Corp. .......................................      3,230,000
                                                                    ------------
                                                                       8,712,500
                                                                    ------------
 Financial Services (10.0%):
   180,000 Equifax, Inc. ........................................      5,625,000
   184,000 Federal Home Loan Mortgage Corp. .....................      6,072,000
    90,000 Franklin Resources, Inc. .............................      5,827,500
   130,000 Green Tree Financial Corp. ...........................      4,550,000
   106,664 Travelers, Inc. ......................................      5,853,187
                                                                    ------------
                                                                      27,927,687
                                                                    ------------
 Food Processing (1.2%):
    80,000 Heinz Co. ............................................      3,440,000
                                                                    ------------
 Food Products (3.2%):
   115,000 Campbell Soup Co. ....................................      5,290,000
    60,000 General Mills ........................................      3,795,000
                                                                    ------------
                                                                       9,085,000
                                                                    ------------
 Household Products & Wares (1.7%):
    35,000 Procter & Gamble Co. .................................      4,825,625
                                                                    ------------
 Insurance (1.9%):
    66,300 Progressive Corp. ....................................      5,245,988
                                                                    ------------
 Machinery & Equipment (2.4%):
    80,000 Briggs & Stratton.....................................      4,130,000
    30,000 Novellus Systems, Inc. (b)............................      2,456,250
                                                                    ------------
                                                                       6,586,250
                                                                    ------------
 Manufacturing--Consumer Goods (2.2%):
   107,656 Mattel, Inc. .........................................      3,216,223
    65,000 Millipore Corp. ......................................      2,803,125
                                                                    ------------
                                                                       6,019,348
                                                                    ------------
 Metals & Mining (0.7%):
    25,000 Phelps Dodge Corp. ...................................      2,090,625
                                                                    ------------

Schedule of Investments, Continued                                   (Unaudited)
--------------------------------------------------------------------------------
MarketWatch Equity Fund                                             May 31, 1997

                                  Security
  Shares                         Description                        Market Value
  ------   ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Office/Business Equipment & Supplies (0.7%):
    40,000 Hewlett Packard.......................................   $  2,060,000
                                                                    ------------
 Oil & Gas Exploration (9.2%):
    50,000 Amoco Corp. ..........................................      4,468,750
    72,000 Chevron Corp. ........................................      5,040,000
   105,000 Exxon Corp. ..........................................      6,221,250
    37,000 Mobil Corp. ..........................................      5,175,375
    45,600 Texaco, Inc. .........................................      4,976,100
                                                                    ------------
                                                                      25,881,475
                                                                    ------------
 Paper Products (2.3%):
    30,000 Georgia Pacific Corp. ................................      2,647,500
    80,000 International Paper Co. ..............................      3,840,000
                                                                    ------------
                                                                       6,487,500
                                                                    ------------
 Pharmaceuticals (7.6%):
    89,000 Abbott Laboratories...................................      5,607,000
    70,000 Johnson & Johnson.....................................      4,191,250
    57,000 Merck & Co............................................      5,122,875
    70,600 Schering-Plough.......................................      6,406,950
                                                                    ------------
                                                                      21,328,075
                                                                    ------------
 Retail Stores (0.8%):
    65,000 The Gap, Inc. ........................................      2,226,250
                                                                    ------------
 Securities Brokers (2.0%):
    82,000 Morgan Stanley Group..................................      5,535,000
                                                                    ------------
 Technology (1.2%):
    48,000 Xerox.................................................      3,252,000
                                                                    ------------

                                  Security
   Shares                        Description                       Market Value
   ------   ----------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Tobacco (3.4%):
    141,750 Philip Morris, Inc. ................................   $  6,237,000
    110,000 UST, Inc. ..........................................      3,135,000
                                                                   ------------
                                                                      9,372,000
                                                                   ------------
 Transportation & Shipping (2.0%):
    155,000 Illinois Central Corp. .............................      5,599,375
                                                                   ------------
 Utilities--Electric (2.6%):
     50,000 Duke Power..........................................      2,250,000
     40,000 FPL Group, Inc. ....................................      1,860,000
     90,000 General Public Utilities Corp. .....................      3,150,000
                                                                   ------------
                                                                      7,260,000
                                                                   ------------
 Utilities--Telecommunications (5.2%):
    106,000 ALLTEL Corp. .......................................      3,484,750
     33,000 Ameritech Corp. ....................................      2,161,500
     35,000 Bell Atlantic Corp. ................................      2,450,000
     40,000 Bell South..................... ....................      1,815,000
     50,000 GTE Corp. ..........................................      2,206,250
     64,000 U.S. West, Inc. ....................................      2,344,000
                                                                   ------------
                                                                     14,461,500
                                                                   ------------
   Total Common Stocks                                              277,673,473
                                                                   ------------
 INVESTMENT COMPANIES (0.5%):
  1,462,840 Dreyfus Government Cash Management Fund.............      1,462,840
                                                                   ------------
  Total Investment Companies                                          1,462,840
                                                                   ------------
  Total (Cost--$171,712,954)(a)                                    $279,136,313
                                                                   ============

------
Percentages indicated are based on net assets of $279,567,856.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows

   Unrealized
    appreciation.......... $ 108,061,308
   Unrealized
    depreciation..........      (637,949)
                           -------------
   Net unrealized
    appreciation.......... $ 107,423,359
                           =============

(b) Non-income producing security.

See notes to financial statements.

Schedule of Investments                                              (Unaudited)
--------------------------------------------------------------------------------
MarketWatch Intermediate Fixed Income Fund                          May 31, 1997

 Shares or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------  ------------------------------------------------------   -----------
 CORPORATE BONDS (24.0%):
 Automotive (1.0%):
 $1,000,000 Ford Motor Co., 7.25%, 10/1/08........................   $   993,750
                                                                     -----------
 Banking (4.1%):
  1,000,000 J.P. Morgan & Co., 7.63%, 9/15/04.....................     1,032,500
  1,000,000 State Street Boston Corp., 5.95%, 9/15/03.............       952,500
  2,000,000 Wachovia Corp., 6.63%, 11/15/06.......................     1,917,500
                                                                     -----------
                                                                       3,902,500
                                                                     -----------
 Financial Services (8.7%):
    500,000 Ford Motor Credit Co.,
             5.63%, 1/15/99.......................................       494,375
  2,350,000 Ford Motor Credit Co.,
             6.25%, 11/8/00.......................................     2,311,812
    500,000 Household International,
             6.00%, 3/15/99.......................................       495,625
  1,000,000 Lehman Brothers Holdings,
             6.89%, 10/10/00......................................       998,750
  1,000,000 Lehman Brothers Holdings,
             7.38%, 5/15/04.......................................     1,002,500
  1,000,000 Pitney Bowes Credit Corp.,
             6.78%, 7/16/01.......................................       997,500
  1,000,000 Salomon, Inc., 7.30%, 5/15/02.........................     1,001,250
  1,000,000 Smith Barney, 6.63%, 11/15/03.........................       970,000
                                                                     -----------
                                                                       8,271,812
                                                                     -----------
 Industrial Goods & Services (8.1%):
  1,000,000 Bristol-Myers Squibb,
             6.80%, 11/15/26......................................       931,250
  1,000,000 Chesapeake Corp., 7.20%, 3/15/05......................       977,500
    500,000 Coca-Cola, Inc., 6.50%, 11/15/97......................       501,475
  1,000,000 Philip Morris, Inc., 7.65%, 7/1/08....................     1,006,250
  1,000,000 Sears Roebuck Acceptance Corp., 6.95%, 5/15/02........       997,500
  2,500,000 Walt Disney Co., 6.75%, 3/30/06.......................     2,440,625
  1,000,000 Wal-Mart Stores, 5.88%, 10/15/05......................       926,250
                                                                     -----------
                                                                       7,780,850
                                                                     -----------
 Railroads (2.1%):
  1,000,000 Burlington Northern,
             7.46%, 9/24/11.......................................     1,013,750
  1,000,000 CSX Corp., 7.05%, 5/1/02..............................       995,000
                                                                     -----------
                                                                       2,008,750
                                                                     -----------
  Total Corporate Bonds                                               22,957,662
                                                                     -----------

 Shares or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------  ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (9.2%):
 Federal Farm Credit Bank:
 $1,000,000 8.65%, 10/1/99........................................   $ 1,052,250
 Federal Home Loan Bank:
  1,000,000 5.37%, 9/22/97........................................     1,000,240
 Federal National Mortgage Assoc.:
  1,000,000 9.55%, 12/10/97.......................................     1,018,990
  2,000,000 8.15%, 5/11/98........................................     2,039,560
  1,000,000 8.70%, 6/10/99........................................     1,046,790
  2,625,000 6.35%, 6/10/05........................................     2,532,259
    150,000 6.55%, 9/12/05........................................       146,430
                                                                     -----------
  Total U.S. Government Agencies                                       8,836,519
                                                                     -----------
 U.S. TREASURY BONDS (19.5%):
  1,000,000 7.25%, 5/15/16........................................     1,028,510
  2,100,000 7.13%, 2/15/23........................................     2,129,442
  6,400,000 7.50%, 11/15/24.......................................     6,798,003
  9,000,000 6.63%, 2/15/27........................................     8,671,140
                                                                     -----------
  Total U.S. Treasury Bonds                                           18,627,095
                                                                     -----------
 U.S. TREASURY NOTES (43.7%):
  1,000,000 6.00%, 8/31/97........................................     1,001,650
    500,000 7.25%, 2/15/98........................................       504,785
  5,500,000 7.13%, 10/15/98.......................................     5,575,240
  1,000,000 6.38%, 1/15/99........................................     1,004,540
  3,000,000 6.38%, 4/30/99........................................     3,009,060
  9,500,000 9.13%, 5/15/99........................................     9,999,510
  2,500,000 7.75%, 11/30/99.......................................     2,581,275
  2,300,000 7.75%, 1/31/00........................................     2,377,464
  1,000,000 7.13%, 2/29/00........................................     1,018,830
    500,000 6.25%, 5/31/00........................................       498,245
  3,200,000 6.25%, 8/31/00........................................     3,185,696
  1,000,000 7.88%, 8/15/01........................................     1,050,190
  1,500,000 7.50%, 11/15/01.......................................     1,556,745
  2,000,000 6.63%, 4/30/02........................................     2,007,260
  1,000,000 7.50%, 5/15/02........................................     1,041,530
  1,000,000 7.25%, 8/15/04........................................     1,035,420
  3,100,000 7.88%, 11/15/04.......................................     3,323,882
  1,000,000 6.50%, 10/15/06.......................................       986,875
                                                                     -----------
  Total U.S. Treasury Notes                                           41,758,197
                                                                     -----------

Schedule of Investments, Continued                                   (Unaudited)
--------------------------------------------------------------------------------
MarketWatch Intermediate Fixed Income Fund                          May 31, 1997

  Shares or
  Principal                         Security                           Market
   Amount                         Description                           Value
  ---------  -----------------------------------------------------   -----------
 INVESTMENT COMPANIES (2.4%):
 $ 2,288,486 Dreyfus Government Cash
              Management Fund.....................................   $ 2,288,486
       4,515 Dreyfus Treasury Cash
              Management Fund.....................................         4,515
                                                                     -----------
  Total Investment Companies                                           2,293,001
                                                                     -----------
  Total (Cost--$93,347,304)(a)                                       $94,472,474
                                                                     ===========

------
Percentages indicated are based on net assets of $95,602,602.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation.. $ 1,586,240
   Unrealized depreciation..    (461,070)
                             -----------
   Net unrealized
    appreciation............ $ 1,125,170
                             ===========

See notes to financial statements.

Schedule of Investments                                              (Unaudited)

--------------------------------------------------------------------------------
MarketWatch Virginia Municipal Bond Fund                            May 31, 1997

 Shares or
 Principal                         Security                             Market
   Amount                         Description                           Value
 ---------  ------------------------------------------------------   ------------
 MUNICIPAL BONDS (92.2%):
 Virginia
 $  500,000 Albemarle County, Service Authority, Water & Sewer
             Revenue, 5.50%, 8/1/06 Callable 8/1/02 @102..........   $    515,175
    500,000 Alexandria, Industrial Development Authority,
             Pollution Control Revenue, Potomac Electric Project,
             5.38%, 2/15/24 (MBIA)................................        471,920
    850,000 Arlington County, G.O., 6.00%, 6/1/04.................        913,716
  2,000,000 Arlington County, 5.40%, 6/1/14 Callable 6/1/05 @
             101.5................................................      1,998,680
  1,000,000 Arlington County, 5.40%, 6/1/15.......................        998,170
  1,100,000 Arlington County, Hospital Revenue, 5.30%, 9/1/15
             Callable 9/1/03 @ 102................................      1,151,770
  1,000,000 Ashland, Industrial Development Authority, 4.38%,
             11/1/11..............................................      1,003,960
  2,000,000 Augusta County, Industrial Development Authority,
             Hospital Revenue, 6.63%, 9/1/12 (AMBAC)..............      2,155,360
  1,000,000 Chesapeake Bay Bridge & Tunnel, 6.38%, 7/1/22 Callable
             7/1/01 @ 102 (MBIA)..................................      1,084,340
  6,000,000 Chesapeake, Water & Sewer, Series A, G.O., 5.00%,
             12/1/25..............................................      5,530,320
    200,000 Chesterfield County, 7.20%, 6/15/97...................        200,299
    885,000 Chesterfield County, 6.25%, 7/15/05 Callable 7/15/01 @
             102..................................................        947,348
    700,000 Chesterfield County, G.O., 5.50%, 7/15/05 Callable
             7/15/02 @101.5.......................................        729,659
  1,000,000 Chesterfield County, G.O., 5.60%, 7/15/06.............      1,045,280
    600,000 Danville, G.O., 6.40%, 5/1/09 Callable 5/1/02 @ 102...        639,378
    500,000 Danville, G.O., 6.40%, 5/1/10 Callable 5/1/02 @ 102...        530,800
  1,000,000 Fairfax County, 6.00%, 5/1/07.........................      1,042,090
  1,000,000 Fairfax County, Industrial Development Revenue
             Authority, 5.00%, 8/15/13............................        956,040
  2,250,000 Fairfax County, Industrial Development Revenue
             Authority, 5.25%, 8/15/19 Callable 8/15/16 @ 100.....      2,132,490
  1,000,000 Fairfax County, Public Improvement, Series A, 5.50%,
             6/1/15...............................................      1,003,210
  1,000,000 Fairfax County, Sewer Revenue, 5.30%, 11/15/06........        904,700
    500,000 Fairfax County, Water Authority, 5.00%, 4/1/16........        465,870
  2,000,000 Fairfax County, Water Authority, 6.00%, 4/1/22
             Callable 4/1/07 @102.................................      2,066,620
  1,000,000 Franklin, G.O., 6.40%, 1/15/12........................      1,056,140
  1,000,000 Hampton, G.O. 5.90%, 1/15/07..........................      1,071,190
  2,000,000 Hampton, Hospital Facilities Revenue, 5.38%, 11/1/15..      1,946,360
  1,000,000 Hanover County, Memorial Regional Medical Center,
             6.38%, 8/15/18.......................................      1,098,020
  1,000,000 Hanover County, Industrial Authority, Bon Secours
             Health Systems Projects, 5.50%, 8/15/25..............        959,830
  1,000,000 Hanover County, Industrial Development Authority,
             5.50%, 8/15/25.......................................        959,830
  2,000,000 Henrico County, 5.30%, 1/15/10........................      2,006,840
  1,000,000 Henrico County, Water & Sewer, 6.25%, 5/1/13 Callable
             5/1/02 @ 100.........................................      1,040,310
  1,000,000 James City County, G.O., 4.60%, 12/15/03..............        989,970
  1,000,000 James City County, 5.20%, 12/15/10 Callable 12/15/05 @
             102..................................................        995,550
  1,000,000 Loudon County, Sanitation Authority, 6.20%, 1/1/06....      1,076,030
    725,000 Lynchburg, G.O., 6.88%, 4/1/01 Callable 4/1/00 @102...        783,696
    600,000 Lynchburg, G.O., 5.60%, 3/1/07 Callable 3/1/01 @ 102..        623,568
    100,000 Newport News, 3.75%, 6/1/97...........................        100,000
    700,000 Newport News, 5.80%, 7/1/06 Callable 7/1/99 @102......        723,107
  1,000,000 Newport News, 5.20%, 1/15/18 Callable 1/15/06 @ 102...        951,370
  1,000,000 Newport News, Series A, 6.00%, 6/1/06.................      1,055,220
  1,000,000 Newport News, Series A, 6.00%, 6/1/07.................      1,054,910
  1,000,000 Newport News, Series A, 5.70%, 7/1/16 Callable 7/15/05
             @ 102................................................      1,013,720
    100,000 Norfolk, 6.55%, 6/1/97................................        100,007
  1,000,000 Norfolk, Depaul Hospital, 6.50%, 12/1/07..............      1,074,110
  1,000,000 Norfolk, Industrial Development Authority, Childrens
             Hospital Kings Group, 6.50%, 6/1/21..................      1,061,600

Schedule of Investments, Continued                                   (Unaudited)

--------------------------------------------------------------------------------
MarketWatch Virginia Municipal Bond Fund                            May 31, 1997

 Shares or
 Principal                        Security                            Market
   Amount                        Description                           Value
 ---------  ----------------------------------------------------   -------------
 MUNICIPAL BONDS, CONTINUED:
 Virginia, continued:
 $2,500,000 Norfolk, Industrial Development Authority, Sentara
             Hospitals, Series A,
             6.50%, 11/1/13 Callable 11/1/04 @ 102..............   $   2,660,950
  1,900,000 Norfolk, Industrial Development Authority, Sentara
             Hospitals, Series A, 5.50%, 11/1/17................       1,858,884
  1,000,000 Norfolk, Refinements & Improvements, 5.25%, 2/1/06..       1,022,720
  2,000,000 Norfolk, Refinements & Improvements, 5.50%, 2/1/08..       2,055,220
  1,000,000 Norfolk, Refinements & Improvements, Series A,
             5.90%, 2/1/06......................................       1,049,410
  1,000,000 Norfolk, Refinements & Improvements, Series A,
             6.00%, 2/1/08......................................       1,046,250
  2,000,000 Norfolk, Water Revenue Bonds, 5.75%, 11/1/12........       2,051,920
    500,000 Norfolk, Water Revenue Bonds, 5.90%, 11/1/25........         508,140
  1,000,000 Portsmouth, Public Improvement, 6.10%, 11/1/03......       1,069,040
  1,420,000 Prince William County, G.O., 4.50%, 8/1/01..........       1,416,720
  1,000,000 Prince William County, Improvements & Refinements,
             Series A, G.O., 5.90%, 12/1/03.....................       1,054,670
  1,000,000 Prince William County, Industrial Development
             Authority, Hospital Revenue, 5.63%, 4/1/12.........         983,630
  1,000,000 Richmond, G.O., 5.00%, 1/15/21 Callable 1/15/06 @
             102................................................         916,950
  1,000,000 Richmond, Public Improvement, Series A, G.O., 6.25%,
             1/15/21............................................       1,074,540
  1,500,000 Richmond, Public Improvement, Series B, G.O., 5.50%,
             7/15/23............................................       1,453,440
  1,250,000 Roanoke, G.O., 6.30%, 8/1/07 Callable 8/1/01 @101.5.       1,326,988
  3,475,000 Roanoke, G.O., 5.25%, 8/1/24........................       3,296,698
    500,000 Roanoke County, Water Systems Revenue Bonds, 5.00%,
             7/1/21.............................................         450,805
  2,000,000 Roanoke Industrial Development Authority, 5.25%
             7/1/25 Callable 7/1/03 @ 102.......................       1,840,540
  1,000,000 Roanoke Refinements & Improvements, Series B, G.O.
             6.20%, 8/1/05......................................       1,057,740
  1,000,000 Salem, G.O., 6.50%, 6/1/02..........................       1,032,740
  1,000,000 Spotsylvania County, G.O., 5.50%, 7/15/05 Callable
             7/15/02 @102.......................................       1,040,440
  1,000,000 Spotsylvania County, Public Improvement, 5.70%,
             7/15/07............................................       1,047,230
  1,500,000 University of Virginia, University Revenues, 5.20%,
             6/1/15.............................................       1,447,320
    100,000 Upper Occoquan Sewer Authority, Regional Sewer
             Revenue, 4.60%, 7/1/97.............................         100,075
  1,000,000 Virginia Beach, 5.80%, 7/15/07......................       1,049,840
  1,000,000 Virginia Beach, G.O. 5.70%, 7/15/06.................       1,046,950
  1,000,000 Virginia Beach, G.O., 6.20%, 9/1/14 Callable 9/1/04
             @ 102..............................................       1,053,840
  1,000,000 Virginia Beach, Series C, 6.10%, 8/1/02.............       1,066,820
  1,000,000 Virginia College Building Authority, Washington &
             Lee University Project, 5.80%, 1/1/24..............       1,003,290
    115,000 Virginia Education Loan Authority, Guaranteed
             Student Loan Program,
             Refunding Series B, 4.50%, 9/1/97..................         115,230
  1,000,000 Virginia Housing Development Authority, 6.35%,
             1/1/15.............................................       1,037,380
  1,000,000 Virginia Housing Development Authority, 6.40%,
             7/1/17.............................................       1,033,240
  1,500,000 Virginia Polytechnic Institute & State University,
             5.50%, 6/1/16......................................       1,480,860
    300,000 Virginia Public School Authority, 5.75%, 1/1/08
             Callable 1/1/03 @ 102..............................         312,126
  1,000,000 Virginia State Higher Education, Series C, 6.00%,
             6/1/06.............................................       1,051,000
  1,000,000 Virginia State Housing Development Authority, 6.40%,
             7/1/17.............................................       1,033,240
  1,000,000 Virginia State Housing Development Authority, 6.55%,
             1/1/11.............................................       1,060,270
    500,000 Virginia State Housing Development Authority, 7.00%,
             7/1/99.............................................         516,350
    500,000 Virginia State Housing Development Authority, Series
             B, 7.10%, 7/1/00...................................         522,000
    500,000 Virginia State Housing Development Authority, Series
             H, 6.10%, 1/1/07...................................         512,135
    500,000 Virginia State Housing Development Authority, Series
             H, 6.20%, 1/1/08...................................         513,040
    500,000 Virginia State Housing Development Authority, Series
             H, 6.30%, 1/1/09...................................         514,675
    400,000 Virginia State Housing Development Authority, Series
             I, 7.00%, 5/1/01...................................         415,864

Schedule of Investments, Continued                                   (Unaudited)

--------------------------------------------------------------------------------
MarketWatch Virginia Municipal Bond Fund                            May 31, 1997

 Shares or
 Principal                         Security                             Market
   Amount                         Description                           Value
 ---------  ------------------------------------------------------   ------------
 MUNICIPAL BONDS, CONTINUED:
 Virginia, continued:
  1,000,000 Virginia State Public Facilities, Series A, 5.50%,
             6/1/06...............................................   $  1,043,360
    100,000 Virginia State Public School Authority, 4.80%, 8/1/97.        100,174
  1,000,000 Virginia State Public School Authority, 6.25%, 1/1/04,
             Callable 1/1/02 @ 102................................      1,075,090
  1,000,000 Virginia State Resource Authority Water & Sewer
             Revenue, 5.60%, 10/1/25..............................        972,250
  1,000,000 Virginia State Resource Authority, Appomattox River
             Water Systems Revenue, 5.25%, 10/1/13
             Callable 10/1/03 @ 102...............................        969,010
  1,000,000 Virginia State University & College Improvements,
             5.25%, 6/1/16........................................        978,830
    750,000 Washington County, Industrial Development Authority,
             Johnston Memorial Hospital Revenue,
             6.00%, 7/1/14 Callable 7/1/05 @ 102..................        756,728
  2,000,000 Williamsburg, Industrial Development Authority, 5.75%,
             10/1/22..............................................      1,900,220
                                                                     ------------
  Total Municipal Bonds                                               106,225,445
                                                                     ------------
 U.S. TREASURY BILLS (5.2%):
  6,000,000 6/5/97................................................      5,995,741
                                                                     ------------
  Total U.S. Treasury Bills                                             5,995,741
                                                                     ------------
 INVESTMENT COMPANIES (0.9%):
  1,074,349 Dreyfus Tax-Exempt Fund...............................      1,074,349
                                                                     ------------
  Total Investment Companies                                            1,074,349
                                                                     ------------
  Total (Cost--$110,270,130)(a)                                      $113,295,535
                                                                     ============

------
Percentages indicated are based on net assets of $115,230,950.
(a)Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

                                          AMBAC--AMBAC Indemnity Corporation
                                          GO--General Obligation
   Unrealized                             MBIA--Insured by Municipal Bond
    appreciation...... $ 3,224,659        Insurance Association
   Unrealized
    depreciation......    (199,254)
                       -----------
   Net unrealized
    appreciation...... $ 3,025,405
                       ===========

See notes to financial statements.

Notes to Financial Statements                                       (Unaudited)

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

1.ORGANIZATION:

 The MarketWatch Funds (the "Company") was organized on June 4, 1992, and is registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, as an open-end management investment company established as a Massachusetts business trust. Between the date of organization and the date of commencement of operations, the Company had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

 The Company is authorized to issue an unlimited number of shares with $0.001 par value. The Company offers shares of the Money Market Fund, the Equity Fund, the Intermediate Fixed Income Fund, and the Virginia Municipal Bond Fund (individually a "Fund," collectively the "Funds"). Sales of shares may be made to customers of Central Fidelity National Bank and its affiliates, to all accounts of correspondent banks of Central Fidelity National Bank and to the general public. Central Fidelity National Bank serves as investment adviser and custodian to each of the Funds. At a special meeting of the Company's Board of Trustees held December 16, 1996, the Board approved the termination of the MarketWatch Flexible Income Fund as of February 9, 1997.

 The investment objective of the Money Market Fund is to seek current income consistent with maintaining liquidity and stability of principal. The investment objective of the Equity Fund is to seek total return through growth of capital and current income. The Intermediate Fixed Income Fund has an investment objective to seek current income consistent with preservation of capital. The Virginia Municipal Bond Fund's investment objective is to seek as high a level of current income that is exempt from federal income tax and Virginia income tax as is consistent with the preservation of capital.

2.SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 SECURITIES VALUATION:

 Investments of the Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost, which when combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months, unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

 Investments in common stocks, corporate bonds, commercial paper, municipal bonds and U.S. Government securities of the Equity Fund, the Intermediate Fixed Income Fund, and the Virginia Municipal Bond Fund (collectively, "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an

                                   Continued

Notes to Financial Statements, Continued                            (Unaudited)

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

 exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value under procedures approved by the Board of Trustees. The differences between the cost and market value of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

 SECURITIES TRANSACTIONS AND RELATED INCOME:

 Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium and/or discount. Paydowns of mortgage-backed securities are applied to principal and interest when received. Amortization of premium and discount is accrued daily. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 REPURCHASE AGREEMENTS:

 The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers who Central Fidelity National Bank, investment adviser to the Funds, deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

 DIVIDENDS TO SHAREHOLDERS:

 Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Money Market Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the variable net asset value funds.

 Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

 FEDERAL INCOME TAXES:

 It is the policy of each of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

                                   Continued

Notes to Financial Statements, Continued                            (Unaudited)

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

 OTHER:

 Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Company are prorated to the Funds on the basis of relative net assets or other appropriate basis.

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended May 31, 1997 are as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
  Equity Fund.......................................... $53,368,883 $14,110,690
  Intermediate Fixed Income Fund....................... $99,920,769 $48,505,769
  Virginia Municipal Bond Fund......................... $54,470,954 $ 9,156,734

4.RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to each Fund by Central Fidelity National Bank. Under the terms of the investment advisory agreement, Central Fidelity National Bank is entitled to receive fees based on a percentage of the average net assets of each of the Funds.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of The BISYS Group, Inc.

 Certain officers and trustees of the Company are affiliated with BISYS, which serves the Company as Administrator. Such officers and trustees are paid no fees directly by the Company for serving as officers and trustees of the Company. Under the terms of the Management and Administration Agreement between BISYS and the Company, BISYS' fees are computed daily as a percentage of the average net assets of each of the Funds. BISYS also serves as Distributor of the Funds' shares and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended May 31, 1997, BISYS received $478,788 from commissions earned on sales of shares of the Company's variable net asset value funds of which $452,144 was reallowed to affiliated parties of the Funds. BISYS Ohio serves the Company as Transfer Agent and Mutual Fund Accountant, and as such, is entitled to receive fees based on the number of shareholders and as a percentage of average net assets, respectively.

 The Company has adopted a Distribution and Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Company is authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees are used by BISYS to pay financial institutions, including the investment adviser, broker/dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

 Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                                   Continued

Notes to Financial Statements, Continued                            (Unaudited)

-------------------------------------------------------------------------------
MarketWatch Funds                                                  May 31, 1997

 Information regarding these transactions is as follows for the six months ended May 31, 1997:

                                                          Intermediate Virginia
                                          Money              Fixed     Municipal
                                         Market   Equity     Income      Bond
                                          Fund     Fund       Fund       Fund
                                         ------- -------- ------------ ---------
  INVESTMENT ADVISORY FEES:
  Annual fee as a percentage of average
   daily net assets....................    0.50%    1.00%      0.74%      0.74%
  Voluntary fee reductions.............  $35,753 $304,563   $107,079   $184,754
  ADMINISTRATIVE FEES:
  Annual fee as a percentage of average
   daily net assets....................    0.20%    0.20%      0.20%      0.20%
  Voluntary fee reductions.............   $3,576  $61,201    $22,738    $27,752
  DISTRIBUTION AND SERVICE FEES:
  Annual fee as a percentage of average
   daily net assets....................    0.25%    0.25%      0.25%      0.25%
  Voluntary fee reductions.............  $17,877       --         --         --
  CUSTODIAN FEES:
  Annual fee as a percentage of average
   daily net assets....................    0.02%    0.02%      0.02%      0.02%
  Voluntary fee reductions.............   $1,430       --         --         --
  REIMBURSED FEES: ....................  $20,979   $1,651       $721         --
  TRANSFER AGENT AND MUTUAL FUND
   ACCOUNTANT FEES: ...................  $22,496  $90,878    $31,498    $42,229

5.CONCENTRATION OF CREDIT RISK:

 The Virginia Municipal Bond Fund invests a substantial portion of its assets in debt obligations issued by the State of Virginia and its political subdivisions, agencies and public authorities. The Virginia Municipal Bond Fund is more susceptible to factors adversely affecting issuers of Virginia Municipal securities than a fund that is not concentrated in these issuers to the same extent.

Financial Highlights

--------------------------------------------------------------------------------
MarketWatch Funds

                                          Money Market Fund
                   ------------------------------------------------------------------
                   For the Six                                           February 1,
                   Months Ended    Year Ended   Year Ended   Year Ended    1993 to
                     May 31,      November 30, November 30, November 30, November 30,
                       1997           1996         1995         1994       1993(a)
                   ------------   ------------ ------------ ------------ ------------
                   (Unaudited)
Net Asset Value,
 Beginning of
 Period..........    $ 1.000        $ 1.000      $ 1.000      $ 1.000      $ 1.000
                     -------        -------      -------      -------      -------
INVESTMENT
 ACTIVITIES
 Net investment
  income.........      0.024          0.049        0.052        0.034        0.020
 Net realized and
  unrealized
  gains (losses)
  from
  investments....         --             --           --           --           --
                     -------        -------      -------      -------      -------
 Total from
  Investment
  Activities.....      0.024          0.049        0.052        0.034        0.020
                     -------        -------      -------      -------      -------
DISTRIBUTIONS
 From net
  investment
  income.........     (0.024)        (0.049)      (0.052)      (0.034)      (0.020)
 In excess of net
  investment
  income.........         --             --           --           --           --
 From net
  realized gains.         --             --           --           --           --
                     -------        -------      -------      -------      -------
 Total
  Distributions..     (0.024)        (0.049)      (0.052)      (0.034)      (0.020)
                     -------        -------      -------      -------      -------
Net Asset Value,
 End of Period...    $ 1.000        $ 1.000      $ 1.000      $ 1.000      $ 1.000
                     =======        =======      =======      =======      =======
Total Return
 (excludes sales
 charges)........       2.47%(b)       4.99%        5.32%        3.49%        2.01%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
  end of
  period (000)...    $15,535        $13,721      $13,445      $11,364      $16,041
 Ratio of
  expenses to
  average net
  assets.........       0.32%(c)       0.32%        0.32%        0.32%        0.63%(c)
 Ratio of net
  investment
  income to
  average net
  assets.........       4.90%(c)       4.89%        5.19%        3.39%        2.37%(c)
 Ratio of
  expenses to
  average net
  assets*........       1.14%(c)       1.12%        1.54%        1.65%        1.59%(c)
 Ratio of net
  investment
  income to
  average net
  assets*........       4.08%(c)       4.09%        3.97%        2.06%        1.40%(c)
 Portfolio
  Turnover.......        N/A            N/A          N/A          N/A          N/A
 Average
  commission rate
  paid (d).......        N/A            N/A          N/A          N/A          N/A
                                             Equity Fund
                   --------------------------------------------------------------------
                   For the Six                                           January 29,
                   Months Ended    Year Ended   Year Ended   Year Ended    1993 to
                     May 31,      November 30, November 30, November 30, November 30,
                       1997           1996         1995         1994       1993(a)
                   -------------- ------------ ------------ ------------ --------------
                   (Unaudited)
Net Asset Value,
 Beginning of
 Period..........    $  16.41       $  12.88     $   9.80     $  10.20     $  10.00
                   -------------- ------------ ------------ ------------ --------------
INVESTMENT
 ACTIVITIES
 Net investment
  income.........        0.07           0.15         0.17         0.17         0.15
 Net realized and
  unrealized
  gains (losses)
  from
  investments....        2.02           3.67         3.09        (0.40)        0.19
                   -------------- ------------ ------------ ------------ --------------
 Total from
  Investment
  Activities.....        2.09           3.82         3.26        (0.23)        0.34
                   -------------- ------------ ------------ ------------ --------------
DISTRIBUTIONS
 From net
  investment
  income.........       (0.07)         (0.15)       (0.17)       (0.17)       (0.14)
 In excess of net
  investment
  income.........          --             --        (0.01)          --           --
 From net
  realized gains.       (0.25)         (0.14)          --           --           --
                   -------------- ------------ ------------ ------------ --------------
 Total
  Distributions..       (0.32)         (0.29)       (0.18)       (0.17)       (0.14)
                   -------------- ------------ ------------ ------------ --------------
Net Asset Value,
 End of Period...       18.18       $  16.41     $  12.88     $   9.80     $  10.20
                   ============== ============ ============ ============ ==============
Total Return
 (excludes sales
 charges)........       13.07%(b)      30.10%       33.59%       (2.26%)       3.42%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
  end of
  period (000)...    $279,568       $186,147     $119,484     $103,140     $107,859
 Ratio of
  expenses to
  average net
  assets.........        1.31%(c)       1.35%        1.35%        1.35%        1.33%(c)
 Ratio of net
  investment
  income to
  average net
  assets.........        0.89%(c)       1.04%        1.58%        1.75%        1.75%(c)
 Ratio of
  expenses to
  average net
  assets*........        1.61%(c)       1.66%        1.71%        1.75%        1.72%(c)
 Ratio of net
  investment
  income to
  average net
  assets*........        0.59%(c)       0.73%        1.22%        1.34%        1.36%(c)
 Portfolio
  Turnover.......        5.81%         12.33%       29.98%       30.33%       29.72%
 Average
  commission rate
  paid (d).......    $ 0.0600       $ 0.0634           --           --           --

------
 * During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized
(c) Annualized
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Calculation not required for prior periods.
N/A = not applicable

See notes to financial statements.

Financial Highlights

--------------------------------------------------------------------------------
MarketWatch Funds

                                    Intermediate Fixed Income Fund
                   -------------------------------------------------------------------
                   For the Six                                            January 29,
                   Months Ended     Year Ended   Year Ended   Year Ended    1993 to
                     May 31,       November 30, November 30, November 30, November 30,
                       1997            1996         1995         1994       1993(a)
                   ------------    ------------ ------------ ------------ ------------
                   (Unaudited)
Net Asset Value,
 Beginning of
 Period..........    $  9.96         $ 10.07      $  9.31      $ 10.20      $ 10.00
                     -------         -------      -------      -------      -------
INVESTMENT
 ACTIVITIES
 Net investment
  income.........       0.27            0.55         0.55         0.44         0.33
 Net realized and
  unrealized
  gains (losses)
  from
  investments....      (0.32)          (0.11)        0.76        (0.79)        0.19
                     -------         -------      -------      -------      -------
 Total from
  Investment
  Activities.....      (0.05)           0.44         1.31        (0.35)        0.52
                     -------         -------      -------      -------      -------
DISTRIBUTIONS
 From net
  investment
  income.........      (0.26)          (0.55)       (0.54)       (0.43)       (0.32)
 In excess of net
  investment
  income.........         --              --        (0.01)       (0.01)          --
 In excess of net
  realized gains.         --              --           --        (0.10)          --
                     -------         -------      -------      -------      -------
 Total
  Distributions..      (0.26)          (0.55)      (0.55)        (0.54)       (0.32)
                     -------         -------      -------      -------      -------
Net Asset Value,
 End of Period...    $  9.65         $  9.96      $ 10.07      $  9.31      $ 10.20
                     =======         =======      =======      =======      =======
Total Return
 (excludes sales
 charges)........      (0.36)%(b)       4.46%       14.44%       (3.51%)       5.19%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
  end of
  period (000)...    $95,603         $43,277      $35,796      $48,730      $64,674
 Ratio of
  expenses to
  average net
  assets.........       1.05%(c)        1.09%        1.10%        1.09%        1.08%(c)
 Ratio of net
  investment
  income to
  average net
  assets.........       6.52%(c)        5.62%        5.60%        4.46%        3.92%(c)
 Ratio of
  expenses to
  average net
  assets*........       1.34%(c)        1.40%        1.51%        1.49%        1.47%(c)
 Ratio of net
  investment
  income to
  average net
  assets*........       6.23%(c)        5.31%        5.19%        4.07%        3.53%(c)
 Portfolio
  Turnover.......      56.47%          83.76%       43.65%       55.36%       57.40%
                                     Virginia Municipal Bond Fund
                   --------------------------------------------------------------------
                   For the Six                                           February 1,
                   Months Ended    Year Ended   Year Ended   Year Ended    1993 to
                     May 31,      November 30, November 30, November 30, November 30,
                       1997           1996         1995         1994       1993(a)
                   -------------- ------------ ------------ ------------ --------------
                   (Unaudited)
Net Asset Value,
 Beginning of
 Period..........    $  10.15       $ 10.25      $  9.40      $ 10.31      $ 10.00
                   -------------- ------------ ------------ ------------ --------------
INVESTMENT
 ACTIVITIES
 Net investment
  income.........        0.23          0.44         0.42         0.38         0.28
 Net realized and
  unrealized
  gains (losses)
  from
  investments....       (0.13)        (0.10)        0.85        (0.90)        0.30
                   -------------- ------------ ------------ ------------ --------------
 Total from
  Investment
  Activities.....        0.10          0.34         1.27        (0.52)        0.58
                   -------------- ------------ ------------ ------------ --------------
DISTRIBUTIONS
 From net
  investment
  income.........       (0.22)        (0.44)       (0.42)       (0.38)       (0.27)
 In excess of net
  investment
  income.........          --            --           --        (0.01)          --
 In excess of net
  realized gains.          --            --           --           --           --
                   -------------- ------------ ------------ ------------ --------------
 Total
  Distributions..       (0.22)        (0.44)       (0.42)       (0.39)       (0.27)
                   -------------- ------------ ------------ ------------ --------------
Net Asset Value,
 End of Period...    $  10.03       $ 10.15      $ 10.25      $  9.40      $ 10.31
                   ============== ============ ============ ============ ==============
Total Return
 (excludes sales
 charges)........        1.03%(b)      3.50%       13.79%       (5.17%)       5.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at
  end of
  period (000)...    $115,231       $70,378      $54,041      $39,978      $33,652
 Ratio of
  expenses to
  average net
  assets.........        0.96%(c)      1.04%        1.05%        1.04%        1.02%(c)
 Ratio of net
  investment
  income to
  average net
  assets.........        5.82%(c)      4.45%        4.33%        3.90%        3.65%(c)
 Ratio of
  expenses to
  average net
  assets*........        1.34%(c)      1.44%        1.51%        1.56%        1.66%(c)
 Ratio of net
  investment
  income to
  average net
  assets*........        5.44%(c)      4.05%        3.87%        3.38%        3.01%(c)
 Portfolio
  Turnover.......        9.12%        36.99%       77.50%       87.36%       86.08%

------
 * During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized
(c) Annualized

See notes to financial statements.

                       Investment Adviser and Custodian
                        Central Fidelity National Bank
                             1021 East Cary Street
                           Richmond, Virginia 23219

                            Manager, Administrator
                                and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, OH 43219

                                 Legal Counsel
                            Drinker Biddle & Reath
                   1100 Philadelphia National Bank Building
                       Philadelphia, Pennsylvania 19107

                                   Auditors
                             KPMG Peat Marwick LLP
                             Two Nationwide Plaza
                                  Suite 1600
                             Columbus, Ohio 43215


7/97

                                     LOGO
                                OF MARKETWATCH

                              Semi-Annual Report
                                to Shareholders
                                 May 31, 1997


                          --------------------------

                        Central Fidelity National Bank
                              Investment Adviser

                              BISYS Fund Services